Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Secured credit facilities	$ 134,129	$ 163,800
Total borrowings	1,815,875	1,843,912
Less: current portion, net	(81,203)	(69,051)
Less: deferred finance costs, net	(25,070)	(27,905)
Total long-term borrowings	1,709,602	1,746,956
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	567,839	614,339
2024 Notes
Debt Instrument [Line Items]
Senior Notes	8,626	0
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable
Debt Instrument [Line Items]
Other long-term loans	155,536	163,168
Navios Containers long-term loans
Debt Instrument [Line Items]
Total borrowings	$ 269,745	$ 222,605